Statements of Cash Flows (Interim Periods Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (4,074,368)	$ (4,319,900)	$ (8,311,411)	$ (9,454,235)	$ (7,159,060)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and license amortization	212,670	138,965	354,885	266,223	168,710
Expenses paid through the issuance of common stock				29,749
Share-based compensation	1,137,561	508,660	989,902	245,462	130,587
Loss (gain) on change in fair value of derivative liability	26,545			(1,227,500)
Amortization and write-off of debt issuance costs and original issue discounts (see Note 8)	2,057,649	647,529	1,359,687	889,624	98,500
Write-off of costs of withdrawn IPO				1,788,609
Increase (decrease) in cash resulting from changes in:
Accounts receivable	231,732	(23,046)	(370,040)	(31,540)
Inventory	(107,777)	(186,335)	91,519	(1,214,962)	(569,350)
Prepaid expenses and other current assets	(56,435)	9,859	(3,233)	38,487	(83,049)
Other assets	1,281	20,000	4,520	19,520	4,775
Accounts payable and accrued expenses	(1,380,990)	1,024,989	2,244,575	3,543,310	418,970
Related party deferred revenue	(1,300,000)	(1,300,000)	(2,600,000)	(2,600,000)	(2,488,725)
Net cash flows from operating activities	(3,252,132)	(3,479,279)	(6,239,596)	(7,707,253)	(9,478,642)
Cash flows from investing activities:
Purchases of property and equipment	(84,861)	(1,739)	(26,101)	(61,704)	(282,362)
Net cash flows from investing activities	(84,861)	(1,739)	(26,101)	(61,704)	(282,362)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	3,425,000
Proceeds from 2011 junior secured note payable			2,000,000
Net cash flows from financing activities	4,414,470	2,501,000	4,833,860	6,777,142	2,409,332
Proceeds from sale of unit securities				3,000,000
Deposits received for July 2012 offering	989,520
Proceeds from warrant and option exercises		1,000	2,250		10,663
Purchase of treasury stock for cash					(547,835)
Issuance of note receivable, stockholder					(500,000)
Deferred offering costs paid					(53,496)
Net change in cash and cash equivalents	1,077,477	(980,018)	(1,431,837)	(991,815)	(7,351,672)
Cash and cash equivalents, beginning of period	145,478	1,577,314	1,577,314	2,569,129	9,920,801
Cash and cash equivalents, end of period	1,222,955	597,296	145,478	1,577,314	2,569,129
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes				49,250
Interest	11,479
Convertible Notes Payable, Net [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	3,424,950	2,500,000
Related Party Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable					3,500,000
The 2010 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable				3,777,142
Related Party 2011 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable			1,310,000
The 2011 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable			$ 1,521,610